Taxation - Disclosure of major components of tax expense (income) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Adjustment in respect of prior periods	£ (6)	£ (16)	£ 11
Total tax credit	(4,706)	(954)	(1,509)
Factors affecting the tax charge for the year
Loss on ordinary activities	(25,203)	(5,973)	(9,002)
Multiplied by standard rate of corporation tax of 19.25% (2016: 20% and 2015: 20.25%)	£ (4,852)	£ (1,195)	£ (1,823)
Standard rate of corporation tax	19.25%	20.00%	20.25%
Effects of:
Non-deductible expenses	£ 675	£ 292	£ 114
Fair value adjustment on derivative financial instruments	(1,280)	(214)	0
Research and development incentive	(2,116)	(427)	(600)
Temporary differences not recognized	(2)	(4)	(1)
Difference in overseas tax rates	136	56	0
Tax losses carried forward not recognized	2,739	554	790
Adjustment in respect of prior periods	(6)	(16)	11
Total tax credit	(4,706)	(954)	(1,509)
UK
Current tax:
UK tax credit	(5,006)	(1,067)	(1,520)
US
Current tax:
UK tax credit	£ 306	£ 129	£ 0
Factors affecting the tax charge for the year
Standard rate of corporation tax	35.00%	35.00%	35.00%